Condensed Consolidating Financial Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed consolidating balance sheet
Cash and cash equivalents	$ 49.8	$ 43.8	$ 26.8	$ 18.1
Accounts receivable, net	600.8	545.1
Inventories	2,518.3	1,959.3
Other current assets	88.4	90.2
Assets held for sale	107.3	164.1
Total current assets	3,364.6	2,802.5
Property and equipment, net	1,232.2	1,013.7
Intangible assets	1,439.9	1,239.0
Equity method investments	346.9	303.2
Other long-term assets	31.9	20.6
Total assets	6,415.5	5,379.0
Floor plan notes payable	1,685.1	1,388.7
Floor plan notes payable - non-trade	901.6	710.4
Accounts payable	373.3	259.8
Accrued expenses	262.6	221.3
Current portion of long-term debt	50.0	19.5
Liabilities held for sale	59.7	95.9
Total current liabilities	3,332.3	2,695.6
Long-term debt	1,033.2	917.1
Deferred tax liabilities	361.4	287.8
Other long-term liabilities	166.5	162.2
Total liabilities	4,893.4	4,062.7
Total equity	1,522.1	1,316.3	1,149.5	1,055.0
Total liabilities and equity	6,415.5	5,379.0
5.75% Notes
Condensed consolidating balance sheet
Interest rate (as a percent)	5.75%	5.75%	5.75%
Domestic Subsidiaries ownership guaranteeing obligations (as a percent)	100.00%
Penske Automotive Group | 5.75% Notes
Condensed consolidating balance sheet
Interest rate (as a percent)	5.75%	5.75%
Guarantor Subsidiaries
Condensed consolidating balance sheet
Domestic Subsidiaries ownership guaranteeing obligations (as a percent)	100.00%
Eliminations
Condensed consolidating balance sheet
Accounts receivable, net	(392.5)	(345.5)
Total current assets	(392.5)	(345.5)
Other long-term assets	(1,686.0)	(1,522.6)
Total assets	(2,078.5)	(1,868.1)
Accrued expenses	(392.5)	(345.5)
Total current liabilities	(392.5)	(345.5)
Long-term debt	(123.5)	(76.0)
Total liabilities	(516.0)	(421.5)
Total equity	(1,562.5)	(1,446.6)
Total liabilities and equity	(2,078.5)	(1,868.1)
Reportable legal entities | Penske Automotive Group
Condensed consolidating balance sheet
Accounts receivable, net	392.5	345.5
Other current assets	2.9	3.5
Total current assets	395.4	349.0
Property and equipment, net	4.0	4.5
Equity method investments	295.0	252.8
Other long-term assets	1,697.4	1,535.9
Total assets	2,391.8	2,142.2
Floor plan notes payable - non-trade	128.2	112.1
Accounts payable	3.4	3.3
Accrued expenses	0.1	0.5
Total current liabilities	131.7	115.9
Long-term debt	738.0	710.0
Total liabilities	869.7	825.9
Total equity	1,522.1	1,316.3
Total liabilities and equity	2,391.8	2,142.2
Reportable legal entities | Guarantor Subsidiaries
Condensed consolidating balance sheet
Cash and cash equivalents	12.6	34.7	25.8	15.8
Accounts receivable, net	382.1	360.4
Inventories	1,416.1	1,177.2
Other current assets	43.4	55.6
Assets held for sale	61.1	82.8
Total current assets	1,915.3	1,710.7
Property and equipment, net	800.0	631.6
Intangible assets	771.6	711.5
Other long-term assets	5.2	4.9
Total assets	3,492.1	3,058.7
Floor plan notes payable	1,009.4	877.6
Floor plan notes payable - non-trade	445.7	343.8
Accounts payable	141.8	121.2
Accrued expenses	122.2	112.2
Current portion of long-term debt	39.5	9.8
Liabilities held for sale	31.0	42.1
Total current liabilities	1,789.6	1,506.7
Long-term debt	158.3	121.6
Deferred tax liabilities	337.6	260.4
Other long-term liabilities	68.8	84.6
Total liabilities	2,354.3	1,973.3
Total equity	1,137.8	1,085.4
Total liabilities and equity	3,492.1	3,058.7
Reportable legal entities | Non-Guarantor Subsidiaries
Condensed consolidating balance sheet
Cash and cash equivalents	37.2	9.1	1.0	2.3
Accounts receivable, net	218.7	184.7
Inventories	1,102.2	782.1
Other current assets	42.1	31.1
Assets held for sale	46.2	81.3
Total current assets	1,446.4	1,088.3
Property and equipment, net	428.2	377.6
Intangible assets	668.3	527.5
Equity method investments	51.9	50.4
Other long-term assets	15.3	2.4
Total assets	2,610.1	2,046.2
Floor plan notes payable	675.7	511.1
Floor plan notes payable - non-trade	327.7	254.5
Accounts payable	228.1	135.3
Accrued expenses	532.8	454.1
Current portion of long-term debt	10.5	9.7
Liabilities held for sale	28.7	53.8
Total current liabilities	1,803.5	1,418.5
Long-term debt	260.4	161.5
Deferred tax liabilities	23.8	27.4
Other long-term liabilities	97.7	77.6
Total liabilities	2,185.4	1,685.0
Total equity	424.7	361.2
Total liabilities and equity	$ 2,610.1	$ 2,046.2